Segment - Summary of significant revenue and expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment
Revenues	$ 20,325	$ 110,704	$ 309,920	$ 329,410
Cost of revenue	39,924	45,542	182,163	187,848
Gross margin	(19,599)	65,162	127,757	141,562
Operating expenses:
Selling, general and administrative	3,004,879	255,281	2,665,004	368,795
Research and development	1,486,082	522,198	2,578,860	1,011,498
Total operating expenses	4,490,961	777,479	5,243,864	1,380,293
Other income	51,725	18,340	80,275	524
Loss before income taxes	(4,458,835)	(693,977)	(8,529,263)	(2,067,907)
Income tax expense				(1,735)
Net loss	$ (4,458,835)	$ (693,977)	$ (8,529,263)	$ (2,069,642)